Introduction, basis of presentation of the consolidated financial statements and other information (Details 3) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Reclassifications
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured at Amortized cost	R$ 354,317,416
Measured Mandatorily Measured At Fair Value Through Profit Or Loss	492,429
Measured at Fair value through other comprehensive income	436,729
Measured at Amortized cost	4,762,234
Measured at Fair value through other comprehensive income	79,954,513
Measured at Fair value through profit and loss	1,106,637
Measured at Amortized cost	10,214,454
Measured at Fair value through profit and loss Held For Trading	86,271,097
Measured at Fair value through profit and loss	1,692,057
Total	539,247,566	[1]
Remeasurement
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured at Amortized cost	0
Measured Mandatorily Measured At Fair Value Through Profit Or Loss	5,197
Measured at Fair value through other comprehensive income	(7,179)
Measured at Amortized cost	3,791
Measured at Fair value through other comprehensive income	0
Measured at Fair value through profit and loss	15,997
Measured at Amortized cost	0
Measured at Fair value through profit and loss Held For Trading	0
Measured at Fair value through profit and loss	0
Total	17,806	[1]
Original classification in accordance with IAS 39 | Balance 12/31/2017
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Loans and receivables	355,246,574
Available-for-sale	85,823,384
Held to maturity investments	10,214,454
Held for trading	86,271,097
Other financial assets measured at fair value through profit and loss	1,692,057
Total	539,247,566	[1]
New classification in accordance with IFRS 9 | Balance 01/01/2018
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured at Amortized cost	354,317,416
Measured Mandatorily Measured At Fair Value Through Profit Or Loss	497,626
Measured at Fair value through other comprehensive income	429,550
Measured at Amortized cost	4,766,025
Measured at Fair value through other comprehensive income	79,954,513
Measured at Fair value through profit and loss	1,122,634
Measured at Amortized cost	10,214,454
Measured at Fair value through profit and loss Held For Trading	86,271,097
Measured at Fair value through profit and loss	1,692,057
Total	R$ 539,265,372	[1]

[1]	Does not include Provision for Losses on contingent liabilities and commitments.